Transactions and balances with related parties (Details 1) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue [abstract]
Revenue from sale of goods, related party transactions	$ 8,840	$ 48,367	$ 43,708
Amounts receivable, related parties transactions	99	326	148,855
Amounts payable, related party transactions	147,514	55,252	189,966
Vimifos, S.A. de C.V. [Member]
Revenue [abstract]
Revenue from sale of goods, related party transactions	8,812	47,344	41,715
Amounts receivable, related parties transactions	99	326	4,261
Purchases of goods, related party transactions	557,490	392,226	554,282
Amounts payable, related party transactions	103,371	12,830	126,396
Frescopack, S.A. de C.V. [Member]
Revenue [abstract]
Revenue from sale of goods, related party transactions	0	10	66
Amounts receivable, related parties transactions	0	0	32
Purchases of goods, related party transactions	193,396	179,357	137,752
Amounts payable, related party transactions	28,951	29,537	35,931
Maquinaria agricola, S.A. de C.V. [Member]
Revenue [abstract]
Amounts payable, related party transactions	64	64	1,898
Purchases of property and other assets, related party transactions	0	793	34,446
Autos y accesorios, S.A. de C.V. [Member]
Revenue [abstract]
Amounts payable, related party transactions	4,712	57	1,985
Purchases of property and other assets, related party transactions	18,776	24,645	40,575
Alfonso R. bours, S.A. de C.V. [Member]
Revenue [abstract]
Amounts payable, related party transactions	40	95	94
Purchases of property and other assets, related party transactions	307	428	394
Taxis aereos del noroeste, S.A. de C.V. [Member]
Revenue [abstract]
Revenue from sale of goods, related party transactions	28	1,013	1,927
Amounts receivable, related parties transactions	0	0	144,562
Amounts payable, related party transactions	20	68	474
Leases as lessee, related party transactions	8,368	7,854	7,739
Pulmex 2000, S.A. de C.V. [Member]
Revenue [abstract]
Purchases of goods, related party transactions	37,794	26,700	41,122
Amounts payable, related party transactions	5,227	8,138	7,528
Qualyplast, S.A. de C.V. [Member]
Revenue [abstract]
Purchases of goods, related party transactions	230	95	193
Amounts payable, related party transactions	41	0	64
Llantas y Accesorios, S.A. de C.V. [Member]
Revenue [abstract]
Amounts payable, related party transactions	3,374	4,207	3,449
Purchases of property and other assets, related party transactions	38,581	35,225	29,457
Autos y Tractores de Culiacan, S.A. de C.V. [Member]
Revenue [abstract]
Amounts payable, related party transactions	1,486	79	5,298
Purchases of property and other assets, related party transactions	17,671	14,037	39,504
Camiones y Tractocamiones de Sonora, S.A. de C.V. [Member]
Revenue [abstract]
Amounts payable, related party transactions	216	172	6,137
Purchases of property and other assets, related party transactions	19,490	85,448	153,802
Agencia MX-5, S.A de C.V. [Member]
Revenue [abstract]
Amounts payable, related party transactions	7	4	2
Purchases of property and other assets, related party transactions	47	15	25
Cajeme Motors S.A. de C.V. [Member]
Revenue [abstract]
Amounts payable, related party transactions	5	1	710
Purchases of property and other assets, related party transactions	$ 30	$ 29	$ 7,974